Principal Accounting Policies - Expected Credit Loss (Details) - ASC 326	Dec. 31, 2025
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true